Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Papp Investment Trust
Entity Central Index Key	0001477597
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000084913
Shareholder Report [Line Items]
Fund Name	Papp Small & Mid-Cap Growth Fund
Trading Symbol	PAPPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Papp Small & Mid-Cap Growth Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pappmutualfunds.com/literature.html. You can also request this information by contacting us at (877) 370-7277.
Additional Information Phone Number	(877) 370-7277
Additional Information Website	https://www.pappmutualfunds.com/literature.html
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Papp Small & Mid-Cap Growth Fund	$60	1.25%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the 6-month period ended May 31, 2025, the Fund outperformed its benchmark, the S&P Mid Cap 400® Growth Index.

What Factors Influenced Performance

The uncertainty related to high tariffs had a negative impact on many industry groups in which the fund was underweight relative to the benchmark. This factor, plus some individual stock standouts in the Fund more than offset the Fund’s holdings which were negatively impacted by the tariff uncertainty.

• Top Contributors

   o Underweights: Consumer Discretionary, Building Supplies Companies

   o Individual stock contributors: RBC Bearings, Inc., O’Reilly Automotive, Inc., Pegasystems, Inc., Ecolab, Inc.

• Top Detractors

   o Overweight: Consumer Product Companies

   o Individual stock detractors: IDEX Corporation, T Rowe Price Group, Inc., Church & Dwight Company, Inc.

Discussion

We are in a period of great uncertainty caused in large part by the radical and constantly changing policies of the Trump Administration. After a strong start for financial markets, we saw markets drop significantly after April 2, 2025 with the initial announcement of tariffs. Subsequently, they have substantially recovered. The mega-cap tech stocks were strongly out of favor, but they too have substantially recovered. Small & mid-cap stocks have trailed large and mega-cap companies as the market is concerned that small & mid-caps have less ability to deal with a volatile and potentially weakened economy. We continue to believe that the companies the fund owns are financially secure and well positioned to deal with the changing policy backdrop.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Papp Small & Mid-Cap Growth Fund	S&P 500® Index	S&P MidCap 400® Growth Index
May-2015	$10,000	$10,000	$9,999
May-2016	$9,953	$10,172	$9,989
May-2017	$11,501	$11,948	$11,684
May-2018	$13,191	$13,667	$13,615
May-2019	$14,388	$14,184	$13,021
May-2020	$16,382	$16,005	$13,826
May-2021	$21,589	$22,458	$20,167
May-2022	$18,357	$22,391	$18,001
May-2023	$18,601	$23,045	$17,771
May-2024	$20,698	$29,540	$23,252
May-2025	$20,809	$33,535	$23,151

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Papp Small & Mid-Cap Growth Fund	0.54%	4.90%	7.60%
S&P 500® Index	13.52%	15.94%	12.86%
S&P MidCap 400® Growth Index	-0.42%	10.86%	8.76%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (877) 370-7277 or visit https://www.pappmutualfunds.com/pappx.html for updated performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (877) 370-7277 or visit https://www.pappmutualfunds.com/pappx.html for updated performance information.
AssetsNet	$ 42,200,404
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 101,683
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$42,200,404 Number of Portfolio Holdings29 Advisory Fee (net of waivers)$101,683 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.5%
Exchange-Traded Funds	1.6%
Money Market Funds	1.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
O'Reilly Automotive, Inc.	8.3%
RBC Bearings, Inc.	7.2%
AMETEK, Inc.	6.7%
Ecolab, Inc.	6.3%
Expeditors International of Washington, Inc.	5.9%
FactSet Research Systems, Inc.	5.5%
ANSYS, Inc.	5.3%
Mettler-Toledo International, Inc.	5.2%
IDEX Corporation	4.7%
CoStar Group, Inc.	4.6%

Sector Weighting (% of net assets)

Value	Value
Cash Equivalents	2.0%
Energy	1.2%
Materials	6.3%
Consumer Staples	8.0%
Financials	8.0%
Health Care	10.6%
Consumer Discretionary	11.7%
Technology	25.7%
Industrials	26.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.